INVESTMENTS, ACQUISITIONS AND GOODWILL (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Aug. 31, 2017	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	May 16, 2019	May 14, 2019
Investment		$ 60,000		$ 60,000	$ 60,000
Common stock issued, purchase of the acquired Assets		$ 1,966,340		1,966,341	216,354
Total value of common stock issued				$ 1,966,340
Impairment of goodwill					$ 762,985
Common share issued		1,745,314,333		1,698,279,820	1,236,319,023
Total revenue		$ 1,075,222	$ 262,890	$ 3,343,833	$ 1,154,671
Net loss		$ (1,962,792)	$ (1,266,691)	(8,068,733)	(8,105,909)
Impairment of goodwill					762,985
Shield Saver, LLC [Member]
Investment description		The Company agreed that it shall reinvest into SDS its portion of distributions of Net Cash Flow (as defined in the Operating Agreement of SDS), if any, up to Two Hundred and Fifty Thousand ($250,000) Dollars per quarter, up to a total of Seven Hundred and Fifty Thousand ($750,000) Dollars.		The Company agreed that it shall reinvest into SDS its portion of distributions of Net Cash Flow (as defined in the Operating Agreement of SDS), if any, up to Two Hundred and Fifty Thousand ($250,000) Dollars per quarter, up to a total of Seven Hundred and Fifty Thousand ($750,000) Dollars.
Common share issued						156,058,751	156,058,751
Membership interest							51.00%
Total revenue		$ 1,038,363		$ 2,031,743
Net loss		(98,638)		(239,534)
Contributed net loss		$ 50,305		122,162
Common stock shares issued in exchange of WEED tokens, Shares	5,000,000
Common stock shares issued in exchange of WEED tokens, Amount	$ 346,000
Description of WEED tokens	Exchange for 1,000,000 WEED tokens, a digital crypto currency, which is reflected as an intangible asset on the accompanying balance sheet at $0 and $0 as of December 31, 2018 and 2017, respectively.
Impairment of intangible asset, crypto currency					346,000
Impairment of goodwill					400,724
JAG [Member]
Impairment of goodwill					$ 762,985